Non-Current Provisions And Other Non-Current Liabilities - Summary of Movements in Non-Current Provisions (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 5,822
Increases in provisions and other liabilities	523
Provisions utilized	(203)
Reversals of unutilized provisions	(610)
Transfers	(397)
Net interest related to employee benefits, and unwinding of discount	55
Currency translation differences	(39)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	(133)
Ending balance	5,018
Provisions for pensions & other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,039
Increases in provisions and other liabilities	68
Provisions utilized	(65)
Reversals of unutilized provisions	(23)
Transfers	(4)
Net interest related to employee benefits, and unwinding of discount	38
Currency translation differences	(12)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	(133)
Ending balance	1,908
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	844
Increases in provisions and other liabilities	90
Provisions utilized	(65)
Reversals of unutilized provisions	(182)
Transfers	0
Net interest related to employee benefits, and unwinding of discount	3
Currency translation differences	(11)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	679
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	761
Increases in provisions and other liabilities	203
Provisions utilized	(7)
Reversals of unutilized provisions	(146)
Transfers	(222)
Net interest related to employee benefits, and unwinding of discount	5
Currency translation differences	(1)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	593
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,178
Increases in provisions and other liabilities	162
Provisions utilized	(66)
Reversals of unutilized provisions	(259)
Transfers	(171)
Net interest related to employee benefits, and unwinding of discount	9
Currency translation differences	(15)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	€ 1,838